Trade and Other Receivables - Gross and Net Amount of Accrued Income (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 14,194	£ 13,160
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	14,194	13,160
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 0	£ 0